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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):     [ ] is a restatement.

                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Corvex Management LP
Address:       712 Fifth Avenue, 23rd Floor
               New York, New York 10019

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Keith Meister
Title:     Managing Partner
Phone:     (212) 474-6700

Signature, Place, and Date of Signing:

/s/ Keith Meister              New York, New York             February 8, 2012
--------------------          -------------------            ------------------
     [Signature]                 [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                   0
                                                              --------

Form 13F Information Table Entry Total:                             32
                                                              --------

Form 13F Information Table Value Total:                       $512,820
                                                              --------
                                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.          Form 13F File Number          Name
     ---          --------------------          ----

     None.

                                                      Corvex Management LP
                                                   Form 13F Information Table
                                                Quarter ended December 31, 2011


                                               CUSIP      VALUE      SHRS OR  SH/   PUT/        INVT  OTHER   VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS      NUMBER     $1000      PRN AMT  PRN   CALL        DISC  MNGRS  SOLE  SHARED  NONE
-------------------------- ---------------    ---------  --------  ---------  ---   -----      -----  -----  ----  ------  ----
ABOVENET INC               COM                00374N107  $ 75,542  1,162,005  SH                SOLE          X
AMERICAN TOWER CORP        COM                03027X100  $  7,388    123,115  SH                SOLE          X
ANADARKO PETE CORP         COM                032511107  $ 11,450    150,000  SH                SOLE          X
CROWN CASTLE INTL CORP     COM                228227104  $  9,151    204,264  SH                SOLE          X
CORELOGIC INC              COM                21871D103  $  2,586    200,000  SH    CALL        SOLE          X
COMCAST COPR NEW           CL A               20030N101  $  5,335    225,000  SH                SOLE          X
CVR ENERGY INC             COM                12662P108  $ 55,263  2,950,482  SH                SOLE          X
DOLLAR THRIFTY AUTOMOTIVE
GP                         COM                256743105  $  5,459     77,700  SH                SOLE          X
EXPRESS SCRIPTS INC        COM                302182100  $ 26,814    600,000  SH                SOLE          X
EXPEDIA INC DEL            COM NEW            30212P303  $ 19,328    666,015  SH                SOLE          X
GOODRICH CORP              COM                382388106  $ 18,555    150,000  SH                SOLE          X
HCA HOLDINGS               COM                40412C101  $    551     25,000  SH                SOLE          X
HORNBECK OFFSHORE SVCS
INC N                      COM                440543106  $ 27,875    898,600  SH                SOLE          X
INTERDIGITAL INC           COM                45867G101  $    871     20,000  SH                SOLE          X
INTERDIGITAL INC           COM                45867G101  $ 23,964    550,000  SH    CALL        SOLE          X
INTEROIL CORP              COM                460951106  $ 13,805    270,000  SH    CALL        SOLE          X
LIBERTY MEDIA CORPORATION  LIB CAP COM A      530322106  $ 24,320    311,600  SH                SOLE          X
LAS VEGAS SANDS CORP       COM                517834107  $  9,614    225,000  SH                SOLE          X
NASDAQ OMX GROUP INC       COM                631103108  $  5,020    204,800  SH                SOLE          X
NEUSTAR INC                CL A               64126X201  $    334      9,772  SH                SOLE          X
NEWS CORP                  CL A               65248E104  $  8,920    500,000  SH                SOLE          X
RANGE RES CORP             COM                75281A109  $  9,291    150,000  SH    CALL        SOLE          X
SUCCESSFACTORS INC         COM                864596101  $ 11,961    300,000  SH                SOLE          X
TRIPADVISOR INC            COM                896945201  $  6,265    248,528  SH                SOLE          X
UNITED RENTALS INC         COM                911363109  $  5,852    198,052  SH                SOLE          X
VISA INC                   COM CL A           92826C839  $  4,061     40,000  SH                SOLE          X
VERISIGN INC               COM                92343E102  $ 31,386    878,657  SH                SOLE          X
WALTER ENERGY INC          COM                93317Q105  $  3,028     50,000  SH    CALL        SOLE          X
WYNDHAM WORLDWIDE CORP     COM                98310W108  $ 25,815    682,405  SH                SOLE          X
SELECT SECTOR SPDR TR      SBI INT-FINL       81369Y605  $ 13,000  1,000,000  SH    PUT         SOLE          X
YAHOO INC                  COM                984332106  $  1,627    100,849  SH                SOLE          X
YAHOO INC                  COM                984332106  $ 48,390  3,000,000  SH    CALL        SOLE          X

Total Fair Market Value
(in thousands):                                          $512,820
